Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024
TFA Tactical Income Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%			(0.26%)	0.57%	[1]
Tactical Growth Allocation Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%			6.45%	6.51%	[2]
TFA Quantitative Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%		8.82%
TFA AlphaGen Growth Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.23%	3.74%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%			(0.33%)	0.34%	[1]
Wilshire Liquid Alternative IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%		3.99%	2.49%	2.74%	[2]
Morningstar Mod Agg Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%			7.02%	8.06%	[2]
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	10.12%	17.86%
Morningstar Agg Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	4.38%	12.71%
S&P Target Risk Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%	2.99%

[1]	The Fund commenced operation on June 10, 2019.
[2]	The Fund commenced operation on May 18, 2020.
[3]	The Fund commenced operation on August 23, 2021.